LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,243,782	R$ 6,182,530
Additions	326,682	813,909
Write-offs (2)	(2,860)	(18,797)
Payments	(633,211)	(1,218,399)
Accrual of financial charges (1)	340,454	664,651
Exchange rate variations	329,505	(180,112)
Current	797,863	753,399
Non-current	5,806,489	5,490,383
Closing Balance	6,604,352	6,243,782
Biological assets [member] | Leased Land
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 118,269	R$ 223,055